Revenues - Summary Of Accrual and Release (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Accrual and release [abstract]
At January 1	¥ 1,994
Deferred during the year	1,519
Recognized as revenue during the year	(1,227)
At December 31	2,286
Less: the related pending output value added tax therein	240
Accrual and release	¥ 2,046